SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Period End Date [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate, translation	7.2212	7.2021	7.0797	7.1632	6.8688	6.8979
Average USD For The Reporting Period [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Foreign currency exchange rate, translation	7.1859	7.1589	7.0750	6.9278	6.8419	6.7366